Bonus Programs - Summary of Shares Granted Under the Company's Executive Incentive Plans (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	0	0	0
FEMSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	2,083,809,000,000
FEMSA | 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	567,671,000,000
FEMSA | 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	326,561,000,000
FEMSA | 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	211,290,000,000
FEMSA | 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	312,006,000,000
FEMSA | 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	666,281,000,000
KOF
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	2,759,468,000,000
KOF | 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	719,132,000,000
KOF | 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	369,791,000,000
KOF | 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	256,281,000,000
KOF | 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	457,338,000,000
KOF | 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	956,926,000,000